STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (907,677)	$ 577,845	$ (248,154)	$ 1,297,593
Adjustments to reconcile net loss to net cash used in operating activities:
Interest from investments held in Trust Account	(6,460,425)	(1,644,333)		(4,073,078)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	379,212	(90,830)	164,812	3,440
Income taxes payable	(87,473)	224,021		87,473
Prepaid expenses	268,883	(468,750)		(375,000)
Due to related party	256,634	(507,287)	22,500	(587,036)
Deferred legal fees	4,419,758		64,053	854,092
Net cash used in operating activities	(2,131,088)	(1,909,334)	3,211	(2,792,516)
Cash flows from investing activities:
Trust Account withdrawal for Class A common stock redemptions	186,932,568
Principal deposited in Trust Account for extensions	(4,237,596)		(281,523,211)
Proceeds from Trust Account withdrawn to pay taxes	1,745,141	30,582		755,582
Net cash used by investing activities	184,440,113	30,582	(281,523,211)	755,582
Cash flows from financing activities:
Redemptions of Class A common stock	186,932,568
Proceeds from promissory note - related party	4,237,596
Proceeds from issuance of common stock			25,700
Proceeds from sale of private placement warrants			13,730,000
Proceeds from related party loan			141,656
Repayment of related party loan			(141,656)
Offering costs paid			(5,730,305)
Net cash provided by financing activities	(182,694,972)		284,025,395
Net increase (decrease) in cash	(385,947)	(1,878,752)	2,505,395	(2,036,934)
Cash - beginning of the period	468,461	2,505,395	0	2,505,395
Cash - end of the period	82,514	$ 626,643	2,505,395	468,461
Supplemental disclosure of noncash financing activities:
Waived deferred underwriting commissions	$ 9,660,000
Deferred legal expense			551,581
Due to related party			575,000
Deferred underwriting commissions			9,660,000
Offering costs included in accounts payable			67,743
Accretion for common stock to redemption amount			$ 5,520,000	$ 2,957,945